Share-Based Compensation - Summary of Share Based Payment Award Stock Options Valuation Assumptions (Detail)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Employee Share Purchase Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility	74.60%
Risk-free interest rate	0.20%
Expected term (in years)	1 year 3 months 18 days
Employee Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility	80.50%	79.00%	68.30%
Risk-free interest rate	1.00%	0.50%	1.80%
Expected term (in years)	6 years	6 years 3 months 18 days	10 years